UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           May  14, 2008
-----------------              ----------------------       ------------------
   [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $516,662 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
        ---     ----------------        ----
         1.     028-10402               Balyasny Asset Management L.P.

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                            LUXOR CAPITAL GROUP, LP
             FORM 13F INFORMATION TABLE FOR QUARTER ENDED 3/31/08

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------       ---------     ----------    ---------- ---------

                               TITLE OF                   VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP    (X$1000)   PRN AMT   PRN  PUT   DISCRETION  MANAGERS SOLE    SHARED   NONE
--------------               ----------      ----------- ---------- --------- ---- ----- ----------  -------- ------  ------  -----
CARDERO RES CORP             COM              14140U105      544      476,980 SH   -     SOLE                    476,980       - -
CORUS BANKSHARES INC         COM              220873953      306       31,500 SH   PUT   SOLE                     31,500       - -
CORUS BANKSHARES INC         COM              220873953       14        1,400 SH   PUT   SHARED - OTHER   1            -   1,400 -
EBIX INC                     COM NEW          278715206   43,748      591,193 SH   -     SOLE                    591,193       - -
EBIX INC                     COM NEW          278715206      652        8,807 SH   -     SHARED - OTHER   1            -   8,807 -
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6    9,570    1,325,000 PRN  -     SOLE                 11,325,000       - -
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6        5        6,000 PRN  -     SHARED - OTHER   1            -   6,000 -
ENDEAVOUR INTL CORP          COM              29259G101    2,306    1,734,140 SH   -     SOLE                  1,734,140       - -
ENDEAVOUR INTL CORP          COM              29259G101       48       36,422 SH   -     SHARED - OTHER   1            -  36,422 -
GOLAR LNG LTD BERMUDA        SHS              G9456A100   47,257    2,586,587 SH   -     SOLE                  2,586,587       - -
GOLAR LNG LTD BERMUDA        SHS              G9456A100    1,863      101,965 SH   -     SHARED - OTHER   1            - 101,965 -
GULFPORT ENERGY CORP         COM NEW          402635304   33,191    3,131,231 SH   -     SOLE                  3,131,231       - -
GULFPORT ENERGY CORP         COM NEW          402635304    1,101      103,830 SH   -     SHARED - OTHER   1            - 103,830 -
ICONIX BRAND GROUP INC       COM              451055107   15,816      911,560 SH   -     SOLE                    911,560       - -
ICONIX BRAND GROUP INC       COM              451055107      573       33,036 SH   -     SHARED - OTHER   1            -  33,036 -
MECHEL OAO                   SPONSORED ADR    583840103   20,374      179,052 SH   -     SOLE                    179,052       - -
MECHEL OAO                   SPONSORED ADR    583840103      523        4,599 SH   -     SHARED - OTHER   1            -   4,599 -
MEDAREX INC                  COM              583916101   26,290    2,970,653 SH   -     SOLE                  2,970,653       - -
MEDAREX INC                  COM              583916101    1,043      117,900 SH   -     SHARED - OTHER   1            - 117,900 -
NEW YORK TIMES CO            CL A             650111107      273       14,479 SH   -     SOLE                     14,479       - -
NEW YORK TIMES CO            CL A             650111107       23        1,210 SH   -     SHARED - OTHER   1            -   1,210 -
NORTEL INVERSORA S A         SPON ADR PFD B   656567401    1,232       70,000 SH   -     SOLE                     70,000       - -
OCH ZIFF CAP MGMT GROUP      CL A             67551U105      783       37,283 SH   -     SOLE                     37,283       - -
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106    1,386        7,842 SH   -     SOLE                      7,842       - -
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101   49,018      578,793 SH   -     SOLE                    578,793       - -
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101    1,940       22,908 SH   -     SHARED - OTHER   1            -  22,908 -
PFF BANCORP INC              COM              69331W104   13,588    1,633,215 SH   -     SOLE                  1,633,215       - -
PFF BANCORP INC              COM              69331W104      595       71,478 SH   -     SHARED - OTHER   1            -  71,478 -
PHH CORP                     COM NEW          693320202   50,398    2,891,446 SH   -     SOLE                  2,891,446       - -
PHH CORP                     COM NEW          693320202    2,043      117,217 SH   -     SHARED - OTHER   1            - 117,217 -
SILICON GRAPHICS INC         COM NEW          827056300      132       11,130 SH   -     SOLE                     11,130       - -
ST JOE CO                    COM              790148100   21,539      501,723 SH   -     SOLE                    501,723       - -
ST JOE CO                    COM              790148100    2,458       57,265 SH   -     SHARED - OTHER   1            -  57,265 -
STATOILHYDRO ASA             SPONSORED ADR    85771P102    1,333       44,625 SH   -     SOLE                     44,625       - -
STATOILHYDRO ASA             SPONSORED ADR    85771P102       75        2,515 SH   -     SHARED - OTHER   1            -   2,515 -
STREETTRACKS GOLD TR         GOLD SHS         863307104   19,129      211,653 SH   -     SOLE                    211,653       - -
STREETTRACKS GOLD TR         GOLD SHS         863307104      754        8,347 SH   -     SHARED - OTHER   1            -   8,347 -
TEEKAY CORPORATION           COM              Y8564W903    4,022       94,700 SH   CALL  SOLE                     94,700       - -
TEEKAY CORPORATION           COM              Y8564W903      225        5,300 SH   CALL  SHARED - OTHER   1            -   5,300 -
TEEKAY CORPORATION           COM              Y8564W103   80,510    1,895,685 SH   -     SOLE                  1,895,685       - -
TEEKAY CORPORATION           COM              Y8564W103    3,177       74,810 SH   -     SHARED - OTHER   1            -  74,810 -
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101   28,215    1,218,781 SH   -     SOLE                  1,218,781       - -
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101    1,181       51,018 SH   -     SHARED - OTHER   1            -  51,018 -
TEEKAY TANKERS LTD           CL A             Y8565N102      423       24,698 SH   -     SOLE                     24,698       - -
TEEKAY TANKERS LTD           CL A             Y8565N102       25        1,473 SH   -     SHARED - OTHER   1            -   1,473 -
TYCO INTL LTD BERMUDA        COM              G9143X908   25,721      583,900 SH   CALL  SOLE                    583,900       - -
TYCO INTL LTD BERMUDA        COM              G9143X908    1,238       28,100 SH   CALL  SHARED - OTHER   1            -  28,100 -
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